Schedule of Change in Unrealized Gains and Losses Included in Net Income for Level Three Assets and Liabilities Held (Detail) (Predecessor, USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Gain Loss [Line Items]
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	$ 18,525 [1]	$ 43,244	[2]	$ 131,054	[3]
Derivatives embedded in life and annuity contracts
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Inputs Gain Loss [Line Items]
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	$ 18,525	$ 43,244		$ 131,054

[1]	The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $17.6 million in interest credited to contractholder funds and $946 thousand in contract benefits. These amounts were ceded in accordance with the Company's reinsurance agreements.
[2]	The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $33.0 million in interest credited to contractholder funds and $10.2 million in contract benefits. These amounts were ceded in accordance with the Company's reinsurance agreements.
[3]	The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits. These amounts were ceded in accordance with the Company's reinsurance agreements.